Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	3,446,500
Granted	4,308,330
Vested	(1,822,000)
Forfeited	(193,510)
Unvested at end of year	5,739,320	3,446,500
Unvested at beginning of year (in dollars per share)	$ 1.32
Granted (in dollars per share)	0.96	$ 0.91
Vested (in dollars per share)	1.29
Forfeited (in dollars per share)	1.23
Unvested at end of year (in dollars per share)	$ 1.06	$ 1.32